Note 10 - Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Borrowings (Details) [Line Items]
Line of Credit Facility, Number of Line of Credit Commitments	2
Number of Banks	2
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member]
Note 10 - Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1.0
Long-term Line of Credit	0
Line of Credit [Member] | Federal Home Loan Bank [Member]
Note 10 - Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	61.4
Line of Credit [Member]
Note 10 - Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1.5
Long-term Line of Credit	$ 0	$ 0